Organization and Business Description (Details Narrative) - USD ($)												6 Months Ended	12 Months Ended
	Dec. 20, 2024	Feb. 20, 2024	Dec. 28, 2023	Sep. 27, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 06, 2023	Jan. 04, 2023	Dec. 30, 2022	Aug. 16, 2022	Jan. 08, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Jan. 04, 2025	Nov. 04, 2024	Mar. 31, 2024	Jan. 04, 2024	Sep. 26, 2023
Property, Plant and Equipment [Line Items]
Common stock, par value													$ 0.0001	$ 0.0001		$ 1			$ 1
Proceeds from sale of private units														$ 4,092,000
Cash													$ 1,425	$ 15,054
Redemption price per share													$ 11.41	$ 10.73
Investments held in trust account													$ 15,240,284	$ 74,062,199
Ordinary shares, shares outstanding													2,134,200	2,134,200		1			1
Alpha Time Acquisition Corp [Member]
Property, Plant and Equipment [Line Items]
Date of incorporation												Sep. 15, 2021	Sep. 15, 2021
Shares redeem for cash	3,403,976								5,800
Common stock, par value											$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock number of shares issued in transaction								115,500
Payments for underwriting expense								$ 1,500,000
Proceeds from issuance of IPO and private units					$ 70,242,000
Percentage of voting interests acquired												50.00%	50.00%
Shares issued price per share					$ 10.18			$ 2.00
Payments for deposits	$ 55,000	$ 55,000		$ 690,000								$ 55,000	$ 55,000
Extension payment	55,000		$ 55,000									5,021					$ 5,021	$ 385,000		$ 165,000
Cash												1,329	1,425
Working capital deficit												3,893,147	3,314,762
Loans payable												$ 1,262,500	$ 1,262,500
Shares redeem for cash			2,160,774
Value of shares redeemed	$ 38,852,320.60		$ 23,302,146
Redemption price per share	$ 11.41		$ 10.78									$ 11.84	$ 11.41
Investments held in trust account	$ 15,240,284		$ 51,712,221									$ 15,809,323	$ 15,240,284
Ordinary shares, shares outstanding	3,469,450		6,873,426									2,134,200	2,134,200
Payments for deposits												$ 5,021
Aggregate total deposits												335,021
Additional loan												104,979
Alpha Time Acquisition Corp [Member] | Domestic Tax Jurisdiction [Member]
Property, Plant and Equipment [Line Items]
Percentage of excise tax										1.00%
Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Additional loan		$ 690,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Promissory note																					$ 690,000
Payments for deposits												5,021
Aggregate total deposits												$ 335,021
Alpha Time Acquisition Corp [Member] | Promissory Note [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Promissory note			$ 660,000																		$ 690,000
Extension payment			$ 489,979
Alpha Time Acquisition Corp [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fair market value of business acquisition												90.00%	90.00%
Alpha Time Acquisition Corp [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Business combination, net tangible assets												$ 5,000,001	$ 5,000,001
Interest to pay dissolution expenses												100,000	100,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash											287,500
Sale of stock, price per share						$ 2.00	$ 2.00
Sale of stock number of shares issued in transaction							17,325				287,500
Transaction cost														$ 40,000	$ 160,000
Deferred underwriting commission												$ 200,000	$ 200,000
Ordinary shares, shares outstanding											1,725,000
Alpha Time Acquisition Corp [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash								6,000,000
Common stock, par value								$ 0.0001
Sale of stock, price per share								$ 10.00				$ 10.00	$ 10.00
Proceeds from sale of units								$ 60,000,000
Transaction cost					$ 4,892,699
Payments for underwriting expense					1,612,500
Deferred underwriting commission					2,415,000							$ 4,892,699	$ 4,892,699
Other offering costs					$ 865,199
Shares issued price per share												$ 10.18	$ 10.18
Business combination description												The Company initially had 9 months (or up to 18 months, if we extend the time to complete a business combination) from January 4, 2023, the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”).	The Company initially had 9 months (or up to 18 months, if we extend the time to complete a business combination) from January 4, 2023, the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”).
Alpha Time Acquisition Corp [Member] | Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash					900,000	900,000	900,000	900,000
Sale of stock, price per share					$ 10.00	$ 10.00	$ 10.00
Proceeds from sale of stock					$ 9,000,000
Sale of stock number of shares issued in transaction							900,000
Payments for underwriting expense					$ 112,500
Deferred underwriting commission								$ 2,415,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, price per share								$ 10.00
Sale of stock number of shares issued in transaction								370,500
Alpha Time Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash							409,200
Sale of stock, price per share					$ 10.00			$ 10.00
Sale of stock number of shares issued in transaction					38,700		38,700	370,500
Proceeds from sale of private units					$ 387,000			$ 3,705,000
Shares issued price per share						$ 10.00	$ 10.00